Price Risk Management Assets And Liabilities (Partnership's Derivative Assets And Liabilities Recognized OCI On Derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in Value Recognized in OCI on Derivatives (Effective Portion)	$ 8	$ 6	$ 20
Commodity Derivatives [Member]
Change in Value Recognized in OCI on Derivatives (Effective Portion)	8	6	50
Interest Rate Derivatives [Member]
Change in Value Recognized in OCI on Derivatives (Effective Portion)	$ 0	$ 0	$ (30)